EVENTS AFTER THE REPORTING PERIOD	12 Months Ended
Dec. 31, 2024
EVENTS AFTER THE REPORTING PERIOD
EVENTS AFTER THE REPORTING PERIOD
16.	EVENTS AFTER THE REPORTING PERIOD

Subsequent to the reporting period, the Group:

•	Received proceeds of $329 on the exercise of 664,700 options at an exercise price of $0.41 per option (note 6(d)) and 125,000 Warrants at an exercise price of $0.45 per Warrant (note 6(c)); and

•	Granted 8,944 DSUs with a fair value of $8 on date of grant (note 6(e)); and

•	Granted 1,170,000 RSUs with a fair value of $1,147 on date of grant (note 2(m)(3)).